Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of ordinary share capital
	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	18,494,739	22,466,000	562,748

Schedule of status of options to employees
	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,217,985	$4.62	$3,411	5.04
Granted	1,064,959	7.08
Exercised	(395)	6.80	1
Forfeited and cancelled	(89,157)	5.99

Outstanding at end of year	2,193,392	$5.72	$9,263	6.58

Exercisable options	1,306,421	$4.78	$6,686	4.63

Vested and expected to vest	2,193,392	$5.72	$9,263	6.58
	Year ended December 31, 2019
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,234,955	$4.59	$4,608	5.96
Granted	82,216	8.04
Exercised	(1,523)	4.54	4
Forfeited and cancelled	(97,663)	6.50

Outstanding at end of year	1,217,985	$4.62	$3,411	5.04

Exercisable options	1,108,207	$4.29	$3,406	4.66

Vested and expected to vest	1,217,985	$4.62	$3,406	5.04

Schedule of equity-based awards recognized
	Year ended December 31,
	2020	2019	2018

Research and development	1,806	180	239
Marketing and business development	140	90	17
General and administrative	2,631	706	739

Total share-based compensation expense	4,577	976	995

Schedule of options outstanding
Exercise price ($)	Options outstanding as of December 31, 2020	Weighted average exercise price ($)	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average exercise price ($)	Weighted average remaining contractual term
			Years			Years

*)0.22	249,561	*)0.22	2.21	249,561	*)0.22	2.21
1.75	107,904	1.75	2.21	107,904	1.75	2.21
3.59	83,503	3.59	2.33	83,503	3.59	2.33
5.07	260,296	5.07	3.36	260,296	5.07	3.36
9.23	200,229	9.23	4.88	200,229	9.23	4.88
3.10	29,947	3.10	5.42	29,947	3.10	5.42
3.93	51,385	3.93	5.98	51,385	3.93	5.98
4.10	20,914	4.10	6.19	20,914	4.10	6.19
4.18	1,195	4.18	6.40	1,195	4.18	6.40
7.70	66,326	7.70	6.84	66,326	7.70	6.84
8.42	7,589	8.42	7.78	5,461	8.42	7.77
8.65	15,035	8.65	7.62	10,940	8.65	7.53
8.02	46,069	8.02	8.30	35,004	8.02	8.32
6.80	58,731	6.80	9.11	14,858	6.80	9.11
6.62	904,608	6.62	9.45	168,898	6.62	9.44
11.04	90,100	11.04	9.86	-	11.04	-

	2,193,392	5.72	6.58	1,306,421	4.78	4.63

Schedule of outstanding options granted
Grant date	Options outstanding as of December 31, 2020	Average Exercise price per share	Options exercisable as of December 31, 2020	Exercisable through

March 2013	22,258	$1.76	22,258	March 2023
October 2013	5,719	5.06	5,719	October 2023
June 2014	5,617	5.06	5,617	June 2024
September 2014	5,719	5.06	5,719	September 2024
April 2016	5,975	3.10	5,975	April 2026
December 2016	7,170	3.93	7,170	March 2023
June 2017	197,722	4.10	136,594	June 2027
August 2017	5,617	9.29	5,617	August 2027
November 2017	17,925	7.70	17,925	March 2027
August 2019	71,700	8.18	64,195	August 2029
June 2020	88,430	6.62	-	June 2030

	433,852		276,789